Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Current Assets (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepaid Expenses and Current Assets [Abstract]
Interest receivable from third-party loans		$ 2,948	$ 168,952
Other receivables	[1]	7,559	2,709
Total		$ 10,507	$ 171,661

[1]	Other receivables primarily consist of reserve funds and social security.